Organization and Liquidity (Details)		12 Months Ended
	Mar. 21, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Subsidiary, Sale of Stock [Line Items]
Accumulated deficit		$ 95,245,000	$ 25,277,000
Net loss		69,968,000	$ 10,811,000
Existing cash, cash equivalents, and marketable securities		$ 65,800,000
Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Sale of stock, consideration received	$ 53,500,000
Sale of future stock, additional subscriptions, allowable consideration to be received (up to)	$ 125,000,000
Reverse merger exchange ratio	0.2022
Sale of stock, number of shares issued (in shares) | shares	15,409,184
Sale of stock, percentage of ownership following transaction	56.00%
Private placement, gross proceeds	$ 115,000,000
Graphite Bio, Inc. Stockholders | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Sale of stock, percentage of ownership following transaction	31.00%
PIPE Investors | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Sale of stock, percentage of ownership following transaction	13.00%